UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     October 26, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $253,425 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVON PRODS INC                 COM              054303102    39960  1480000 SH       SOLE                  1480000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    38250  1000000 SH       SOLE                  1000000        0        0
GATEWAY INC                    COM              367626108    29700 11000000 SH       SOLE                 11000000        0        0
INTRADO INC                    COM              46117A100     2121   117639 SH       SOLE                   117639        0        0
MAXXAM INC                     COM              577913106    23460   698000 SH       SOLE                   698000        0        0
MICROSOFT CORP                 COM              594918104     6409  1375000 SH  CALL SOLE                  1375000        0        0
MICROSOFT CORP                 COM              594918104     7719   300000 SH       SOLE                   300000        0        0
OVERSTOCK COM INC DEL          COM              690370101    42185  1100000 SH       SOLE                  1100000        0        0
QUIPP INC                      COM              748802105     1427   122712 SH       SOLE                   122712        0        0
RENT A CTR INC NEW             COM              76009N100    19310  1000000 SH       SOLE                  1000000        0        0
WAL MART STORES INC            COM              931142103     2350   250000 SH  CALL SOLE                   250000        0        0
WAL MART STORES INC            COM              931142103    40534   925000 SH       SOLE                   925000        0        0